Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences, Before tax	$ 12,960	$ 21,182
Defined benefit plan remeasurement gains (losses), Before tax	(5,513)	(2,204)
Employee benefit, Before tax	124	(14)
Loss on net investment hedge, Before tax	(17,894)	(2,317)
Loss on cash flow hedge, Before tax		(488)
Change in fair value of investment in equity securities, Before tax	27,803
Income tax recognized in other comprehensive income, before tax	17,480	16,159
Defined benefit plan remeasurement gains (losses), Tax (expenses) benefit	(1,385)	(581)
Employee benefit, Tax (expenses) benefit	37	(4)
Loss on net investment hedge, Tax (Benefit) expenses	(2,352)	(307)
Loss on cash flow hedge,Tax (expenses) benefit		(1)
Change in fair value of investment in equity securities, Tax (benefit) expenses	3,656
Income tax recognized in other comprehensive income, Tax (expense) benefit	(44)	(893)
Foreign currency translation differences net of tax	12,960	21,182
Defined benefit plan remeasurement gains (losses) net of tax	(4,128)	(1,623)
Employee benefit net of tax	87	(10)
Loss on net investment hedge net of tax	(15,542)	(2,010)
Loss on cash flow hedge net of tax		(487)
Change in fair value of investment in equity securities net of tax	24,147
Other comprehensive income for the year, net of tax	$ 17,524	$ 17,052